Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Managers Institutional Micro-Cap Fund (Prospectus Summary): | Managers Institutional Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Institutional Micro-Cap Fund
Supplement Text	ck0000882443_SupplementTextBlock

MANAGERS TRUST I

Managers Micro-Cap Fund

Managers Institutional Micro-Cap Fund

Supplement dated July 19, 2011 to the Prospectus and Statement of Additional Information

dated March 1, 2011, as supplemented March 22, 2011, June 30, 2011 and July 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund (the “Micro-Cap Fund”) and Managers Institutional Micro-Cap Fund (the “Institutional Micro-Cap Fund,” together with the Micro-Cap Fund, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ prospectus (the “Prospectus”) and Statement of Additional Information, each dated and supplemented as noted above.

At a meeting held on June 23-24, 2011, the Trust’s Board of Trustees (the “Board”) approved the merger of the Institutional Micro-Cap Fund into the Micro-Cap Fund (the “Merger”). In connection with the Merger, the Board also approved the transformation of the Micro-Cap Fund from a single-class fund into a multi-class fund with three share classes: Service Class, Institutional Class and Investor Class shares.

Subject to a number of conditions, it is currently expected that the Merger will be completed on September 30, 2011 (the “Closing Date”). The Merger will be effected at the relative net asset values of the Funds as of the close of regular trading on the New York Stock Exchange on the Closing Date. The Merger will be effectuated by transferring the assets and liabilities of the Institutional Micro-Cap Fund to the Micro-Cap Fund in exchange for Institutional Class shares of the Micro-Cap Fund and then the Institutional Micro-Cap Fund distributing such shares in liquidation of the Institutional Micro-Cap Fund to its shareholders, with each Institutional Micro-Cap Fund shareholder receiving Institutional Class shares of the Micro-Cap Fund having a net asset value equivalent to the net asset value of the shares that such shareholder owned of the Institutional Micro-Cap Fund. In addition, in connection with the Merger, Micro-Cap Fund shareholders will be placed into the new Service Class of the Micro-Cap Fund, with the exception of Micro-Cap Fund shareholders with an account balance of $100,000 or more, who may have the ability post-Merger to elect to be placed into the new Institutional Class of the Micro-Cap Fund.

It is anticipated that the Merger will be tax-free to the Institutional Micro-Cap Fund and its shareholders, although there is a chance that there may be some tax implications for some investors. Notwithstanding the foregoing, the Merger may result in a capital gain distribution to shareholder prior to the Merger. In addition, it is possible that the Micro-Cap Fund may also make an annual distribution in December 2011, and to the extent portfolio securities held by Institutional Micro-Cap Fund are sold in anticipation of the Merger or if the Micro-Cap Fund sells any securities it will receive in the Merger following the Merger, the applicable Fund will pay brokerage commissions and incur other transaction costs, and such sales may result in realization of capital gains that may be distributed as taxable distributions to the applicable Fund’s shareholders. Please contact Managers Investment Group LLC, the investment adviser to the Funds (“Managers”), at (800) 835-3879 if you have questions about the Merger or your account. Managers has agreed to pay all fund expenses associated with the Merger. Consummation of the Merger does not require a vote of the shareholders of the Institutional Micro-Cap Fund or the shareholders of the Micro-Cap Fund.

In addition, in connection with the Merger, the Board approved certain class specific fees to be paid by one or more classes of the Micro-Cap Fund, and a revised expense limitation agreement relating to the Micro-Cap Fund, each effective October 1, 2011. With respect to the new class specific fees, shareholders of the new Service Class shares and shareholders of the Investor Class shares of the Micro-Cap Fund may bear shareholder servicing fees of up to 0.25% of the average daily net assets of the Service Class and Investor Class shares, respectively, for shareholder servicing provided to shareholder accounts by financial intermediaries, such as broker-dealers, banks and trust companies. This fee will replace shareholder servicing fees of up to 0.25% of average daily net assets, charged at the Fund level, that are currently paid by all shareholders of the Micro-Cap Fund. Shareholders of the new Institutional Class will bear no shareholder servicing or 12b-1 fees. Also, shareholders of the new Investor Class shares of the Micro-Cap Fund will pay annual distribution and shareholder service (12b-1) fees of 0.25% of the average daily net assets of the Investor Class shares. With respect to the revised expense limitation agreement, Managers has contractually agreed, until at least March 1, 2013, to lower the Micro-Cap Fund’s contractual expense limitation from 1.43% to 1.18% of the average daily net assets of the Micro-Cap Fund (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses).

Beginning October 1, 2011, the initial investment minimums with respect to the new Service Class, Institutional Class and Investor Class shares of the Micro-Cap Fund will be $2,000, $100,000 and $2,000, respectively, for Regular Accounts, and $1,000, $50,000 and $1,000, respectively, for Individual Retirement Accounts (“IRA accounts”). It is anticipated that Investor Class shares of the Micro-Cap Fund will not be offered to shareholders initially, but the Micro-Cap Fund may issue such shares at some time in the future. At such time, the initial investment minimums for Service Class share may be raised to $25,000 and $10,000 for regular and IRA accounts, respectively.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Micro-Cap Fund, nor is it a solicitation of any proxy. For more information regarding the Micro-Cap Fund please call (800) 835-3879 or visit the Fund’s Website at www.managersinvest.com.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Managers Institutional Micro-Cap Fund | Managers Institutional Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMFX